Loan Receivable, Net (Details)			1 Months Ended						12 Months Ended
	Dec. 05, 2021 USD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 11, 2022	Dec. 31, 2021 USD ($)	Dec. 04, 2021	Nov. 05, 2021 USD ($)
Loan Receivable, Net (Details) [Line Items]
Loan agreement amount													$ 200,000
Term loan										3.85%
Bad debts											$ 550,000
Interest rate annum			4.35%		3.65%	3.65%	3.85%		4.35%		4.35%
Extended loans amount			$ 250,000	$ 1,300,000	$ 100,000	¥ 1,650,000	$ 120,000	$ 100,000	$ 3,650,000
Maturity date									December 2023
Bad debts amount									$ 100,000
Repaid amount									75,000
Loan amount									$ 45,000
Cacti Fintec Limited [Member]
Loan Receivable, Net (Details) [Line Items]
Extended loan amount											$ 2,100,000
Interest rate											3.78%
Maturity date									November 2023
HuaMei Trading [Member]
Loan Receivable, Net (Details) [Line Items]
Amount invested	$ 350,000	$ 350,000
Investment interest rate		4.99%										3.85%
Non interest bearing loan									$ 350,000
FLJ Group Limited [Member]
Loan Receivable, Net (Details) [Line Items]
Interest rate annum			3.85%						3.85%
Extended loans amount							$ 500,000
Loan amount									$ 600,000
Yong Zhang [Member]
Loan Receivable, Net (Details) [Line Items]
Extended loans amount					$ 237,000